GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

10.    GOODWILL AND INTANGIBLE ASSETS

Goodwill

As of December 31, 2024 and 2023, the Company’s goodwill is as follows:

(In thousands)
As of January 1, 2023	$94,108
Impairment of goodwill	—
As of December 31, 2023	94,108
Impairment of goodwill	(94,108)
As of December 31, 2024	$—

Intangible Assets

In December 2022, an entity co-owned by the Company was awarded a provisional Disproportionately Impacted Area cultivator license in Connecticut, which included the rights to two retail dispensary licenses of which one is operational. An intangible asset of $3,000 was recorded in connection with the cash payment, with 50% allocated to cultivation and 50% to retail. Also, in December 2023, the Company acquired a standalone delivery license in Connecticut and recorded an intangible asset of $200 in connection with the cash payment for the cost of the license. The cultivation and delivery operations in Connecticut are not currently active, as such, no amortization expense has been recorded as of December 31, 2024 and 2023.

Amortization expense is recorded within cost of goods sold and total operating expenses. The amount in cost of goods sold for the years ended December 31, 2024 and 2023 was $16,577 and $16,825, respectively.

10.    GOODWILL AND INTANGIBLE ASSETS (Continued)

Intangible Assets (Continued)

The following table represents intangible assets, net of accumulated amortization:

		December 31, 2024	December 31, 2023
	Amortization period (# of years)
Licenses/permits	15	$574,712	$626,793
Right-to-use licenses	15	15,097	16,407
Host community agreements	15	24,415	26,954
Trade name / brand	5	2,437	3,591
Total		$616,661	$673,745

The following table presents the future amortization expense as of December 31, 2024:

Amortization Expense
2025	$56,348
2026	56,348
2027	56,348
2028	56,348
2029	56,348
2030 and beyond	333,221
Total	$614,961

Impairment of goodwill

As part of the annual impairment test as of December 31, 2024 and 2023, a one-step quantitative impairment test was performed over Florida, the only reporting unit with goodwill acquired through an acquisition. The following significant assumptions were applied in the determination of the fair value of the reporting unit using a discounted cash flow model:

●	Cash flows: estimated cash flows were projected based on actual operating results from internal sources, as well as industry and market trends. The forecasts were extended to a total of five years (with a terminal value thereafter);
●	Terminal value growth rate: The terminal growth rate of 3% was based on historical and projected consumer price inflation, historical and projected economic indicators and projected industry growth;
●	Post-tax discount rate: the post-tax discount rate of 15% and 20%, respectively, is reflective of the weighted average cost of capital (“WACC”). The WACC was estimated based on the risk-free rate, equity risk premium, beta premium, and after-tax cost of debt based on corporate bond yields; and
●	Tax rate: the tax rates used in determining future cash flows were those substantively enacted at the respective valuation date.

The Company compared the fair value of the reporting unit to its carrying value to determine whether the carrying value exceeded fair value. The Company recorded impairment of goodwill of $94,108 for the year ended December 31, 2024, reducing the remaining carrying value of goodwill in the Company’s Florida reporting unit. The carrying value of goodwill for the years ended December 31, 2024 and 2023 was $nil and $94,108, respectively.

10.    GOODWILL AND INTANGIBLE ASSETS (Continued)

Impairment of long-lived assets

The Company evaluates the recoverability of long-lived assets, including finite-lived intangible assets, to determine whether events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The Company determined that changes in market expectations as a result of increased competition and price compression at the reporting units were indicators that an impairment test was required as of December 31, 2024 and 2023.

The impairment test for long-lived assets is a three-step test, whereby management first determines the grouping of long-lived assets to be held and used, and next determines the recoverable amount by calculating the future undiscounted cash flows of each asset group, which is performed prior to the goodwill impairment test described above. If the recoverable amount is lower than the carrying value of the asset group, then impairment is indicated. The Company then determines the fair value of the asset group and allocates the impairment to the assets. The Company compared the carrying value of the asset group to its future undiscounted cash flows and determined that the carrying value did not exceed the future undiscounted cash flows. As such, the Company was not required to perform the impairment loss calculation (Step 3).

The future undiscounted cash flows of the specific assets that were evaluated for impairment were determined using the multi period excess earnings method based on the following key assumption:

●	Cash flows: estimated cash flows were projected based on actual operating results from internal sources, net of interest and depreciation/amortization, as well as industry and market trends. The forecasts were extended through the estimated useful lives of the assets.

During the year ended December 31, 2024, the Company committed to a plan to sell its Illinois operations. Based on an analysis of the fair value of these assets, the carrying value of the intangible asset was written down by $8,729 and impairment charges were recognized in the consolidated statement of operations see Note 7 for additional information.